CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		66 Months Ended	69 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (709,314)	$ (1,329,793)	$ (5,539,159)	$ (4,998,143)	$ (10,674,975)	$ (11,384,289)
Adjustments required to reconcile net loss to net cash used in operating activities:
Write-off of website development costs	0	0	0	0	15,000	15,000
Stock-based compensation related to options granted to employees	442,113	797,584	2,795,655	2,976,922	5,772,577	6,214,690
Stock-based compensation elated to options granted to consultants	8,510	52,816	316,312	242,055	558,367	566,877
Increase in retirement benefits obligation	576	638	2,719	1,553	4,272	4,848
Shares to be issued for services rendered	6,319	0	6,144	509,622	515,766	522,085
Depreciation	867	810	3,257	1,406	4,663	5,530
Change in fair value of warrants	(419,774)	0	(133,316)	0	(133,316)	(553,090)
Interest accrued on a loan	6,722	0	172,510	0	172,510	179,232
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other accounts receivable	7,602	5,724	(8,659)	(27,184)	(36,908)	(29,306)
Increase (decrease) in accounts payable	32,038	(947)	2,984	91,278	138,775	170,813
Increase in accrued expenses	105,342	56,134	312,984	68,138	386,122	491,464
Increase in related parties	0	0	0	6,862	42,362	42,362
Increase (decrease) in employees and related payables	18,983	(26,769)	79,221	75,879	155,100	174,083
Net cash used in operating activities	(500,016)	(443,803)	(1,989,348)	(1,051,612)	(3,079,685)	(3,579,701)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	(5,900)	(7,838)	(9,679)	(17,517)	(17,517)
Website development costs	0	0	0	0	(15,000)	(15,000)
Investment in short-term bank deposit	0	0	0	(10,002)	(10,002)	(10,002)
Amounts funded in respect of retirement benefits obligation	(1,055)	(629)	(2,334)	(1,296)	(3,630)	(4,685)
Net cash used in investing activities	(1,055)	(6,529)	(10,172)	(20,977)	(46,149)	(47,204)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants and from exercise of stock options	587,625	500,000	1,800,000	1,071,661	2,926,661	3,514,286
Proceeds from loan received	100,000	0	250,000	0	250,000	350,000
Net cash provided by financing activities	687,625	500,000	2,050,000	1,071,661	3,176,661	3,864,286
INCREASE IN CASH AND CASH EQUIVALENTS	186,554	49,668	50,480	(928)	50,827	237,381
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	50,827	347	347	1,275	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 237,381	$ 50,015	$ 50,827	$ 347	$ 50,827	$ 237,381